Variable Interest Entities (Narrative) (Detail) $ in Millions	1 Months Ended	3 Months Ended			9 Months Ended
	May 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) MW Generator	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Virginia Electric and Power Company
Variable Interest Entity [Line Items]
Securities due within one year		$ 3			$ 3		$ 350	[1]
Long term debt		11,792			11,792		11,321	[1]
Payables to affiliates		138			138		209	[1]
Dominion Energy Gas Holdings, LLC
Variable Interest Entity [Line Items]
Securities due within one year		450			450		748	[2]
Long term debt		4,028			4,028		7,022	[2]
Payables to affiliates		53			53		124	[2]
Variable Interest Entity, Primary Beneficiary | SBL Holdco
Variable Interest Entity [Line Items]
Securities due within one year		31			31		31
Long term debt		290			$ 290		299
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability | Virginia Electric and Power Company
Variable Interest Entity [Line Items]
Long term capacity contract non utility generators (generators) | Generator					1
Aggregate generation capacity from long-term power and capacity contracts (MW) | MW					218
Payment for contract termination	$ 135		$ 135
Payment for contract termination after tax			$ 100
Payment for electric capacity				$ 13	$ 13	$ 38
Payment for electric energy				4	1	14
Variable Interest Entity, Not Primary Beneficiary | Virginia Electric and Power Company | DES
Variable Interest Entity [Line Items]
Shared services purchased		83		79	301	251
Payables to affiliates		50			50		107
Variable Interest Entity, Not Primary Beneficiary | Dominion Energy Gas Holdings, LLC
Variable Interest Entity [Line Items]
Payables to affiliates		8			8		18
Variable Interest Entity, Not Primary Beneficiary | Dominion Energy Gas Holdings, LLC | DEQPS
Variable Interest Entity [Line Items]
Shared services purchased		8		7	28	22
Payables to affiliates		10			10		6
Variable Interest Entity, Not Primary Beneficiary | Dominion Energy Gas Holdings, LLC | DECGS
Variable Interest Entity [Line Items]
Shared services purchased		4		4	13	13
Payables to affiliates		10			10		6
Variable Interest Entity, Not Primary Beneficiary | Dominion Energy Gas Holdings, LLC | DES
Variable Interest Entity [Line Items]
Shared services purchased		25		$ 26	92	$ 80
Payables to affiliates		$ 15			$ 15		$ 44

[1]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.